Taxation (Details) - Schedule of Loss Before Provision for Income Taxes is Attributable - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation (Details) - Schedule of Loss Before Provision for Income Taxes is Attributable [Line Items]
Total	¥ (94,993)	¥ (232,101)	¥ (1,194,090)
Cayman [Member]
Taxation (Details) - Schedule of Loss Before Provision for Income Taxes is Attributable [Line Items]
Total	(10,675)	(156,373)	(1,403)
Hong Kong SAR [Member]
Taxation (Details) - Schedule of Loss Before Provision for Income Taxes is Attributable [Line Items]
Total	(5,917)	(4,539)	(4,692)
BVI [Member]
Taxation (Details) - Schedule of Loss Before Provision for Income Taxes is Attributable [Line Items]
Total	(1)	(12)	(33)
PRC, Excluding Hong Kong SAR [Member]
Taxation (Details) - Schedule of Loss Before Provision for Income Taxes is Attributable [Line Items]
Total	¥ (78,400)	¥ (71,177)	¥ (1,187,962)